Unaudited interim condensed consolidated statements of changes in equity - CHF (SFr) SFr in Millions	Total	Share capital	Treasury shares	Capital reserves	Other reserves	Retained earnings
Equity at beginning of period at Dec. 31, 2024	SFr 1,391.8	SFr 33.7	SFr (26.8)	SFr 1,210.0	SFr (4.0)	SFr 178.9
Net income (loss)	15.8					15.8
Other comprehensive income (loss)	(43.6)				(43.6)
Total comprehensive income / (loss)	(27.9)				(43.6)	15.8
Share-based compensation	25.2			25.2
Sale of treasury shares	7.9		0.3	7.6
Purchase of treasury shares	(0.1)		(0.1)
Equity at end of period at Jun. 30, 2025	1,397.0	33.7	(26.6)	1,242.8	(47.6)	194.7
Equity at beginning of period at Mar. 31, 2025	1,457.4	33.7	(26.6)	1,227.6	(12.9)	235.6
Net income (loss)	(40.9)					(40.9)
Other comprehensive income (loss)	(34.7)				(34.7)
Total comprehensive income / (loss)	(75.6)				(34.7)	(40.9)
Share-based compensation	13.7			13.7
Sale of treasury shares	1.6			1.6
Tax impact on transactions with treasury shares	0.0
Purchase of treasury shares	0.0
Equity at end of period at Jun. 30, 2025	1,397.0	33.7	(26.6)	1,242.8	(47.6)	194.7
Equity at beginning of period at Dec. 31, 2025	1,632.4	34.1	(26.7)	1,289.0	(46.6)	382.6
Net income (loss)	208.3					208.3
Other comprehensive income (loss)	34.6				34.6
Total comprehensive income / (loss)	242.9				34.6	208.3
Share-based compensation	30.8			30.8
Sale of treasury shares	5.2		0.3	4.9
Purchase of treasury shares	(0.1)		(0.1)
Equity at end of period at Jun. 30, 2026	1,911.4	34.1	(26.4)	1,324.7	(12.0)	590.9
Equity at beginning of period at Mar. 31, 2026	1,771.8	34.1	(26.5)	1,306.0	(27.7)	485.9
Net income (loss)	105.0					105.0
Other comprehensive income (loss)	15.7				15.7
Total comprehensive income / (loss)	120.7				15.7	105.0
Share-based compensation	14.6			14.6
Sale of treasury shares	4.2		0.1	4.1
Equity at end of period at Jun. 30, 2026	SFr 1,911.4	SFr 34.1	SFr (26.4)	SFr 1,324.7	SFr (12.0)	SFr 590.9